Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Number of Common Shares
Number of common shares

	2023	2022
Common shares, beginning of year	683,614,803	671,960,276
Public offering	—	2,861,709
Dividend reinvestment plan	4,370,289	7,676,666
Exercise of share-based awards (c)	1,284,532	1,115,398
Conversion of convertible debentures	1,415	754
Common shares, end of year	689,271,039	683,614,803
13.Shareholders’ capital (continued)
(a)    Common shares (continued)
Authorized
AQN is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the board of directors of AQN (the “Board”); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of AQN to receive pro rata the remaining property and assets of AQN, subject to the rights of any shares having priority over the common shares.
The Company has a shareholders’ rights plan (the “Rights Plan”), which expires in 2025. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then-current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.
(i)At-the-market equity program
On August 15, 2022, AQN re-established its at-the-market equity program (“ATM Program”) that allowed the Company to issue up to $500,000 (or the equivalent in Canadian dollars) of common shares from treasury to the public from time to time, at the Company’s discretion, at the prevailing market price when issued on the Toronto Stock Exchange (“TSX”), the New York Stock Exchange (“NYSE”) or any other existing trading market for the common shares of the Company in Canada or the United States.
During the year ended December 31, 2023, the Company did not issue any common shares under its ATM Program. The ATM Program terminated in accordance with its terms on December 19, 2023.
The Company has issued, since the inception of its initial ATM Program in 2019, a cumulative total of 36,814,536 common shares at an average price of $15.00 per share for gross proceeds of $551,086 ($544,295 net of commissions). Other related costs, primarily related to the establishment and subsequent re-establishments of the ATM program, were $4,843.
(ii)Dividend reinvestment plan
The Company has a common shareholder dividend reinvestment plan, which, when the plan is active, provides an opportunity for holders of AQN’s common shares who reside in Canada, the United States, or, subject to AQN’s consent, other jurisdictions, to reinvest the cash dividends paid on their common shares in additional common shares which, at AQN’s election, are either purchased on the open market or newly issued from treasury. Effective March 3, 2022, common shares purchased under the plan were issued at a 3% discount (previously at 5%) to the prevailing market price (as determined in accordance with the terms of the plan). Effective March 16, 2023, AQN suspended the dividend reinvestment plan. Effective for the first quarter 2023 dividend (paid on April 14, 2023 to shareholders of record on March 31, 2023), shareholders participating in the dividend reinvestment plan began receiving cash dividends. If the Company elects to reinstate the dividend reinvestment plan in the future, shareholders who were enrolled in the dividend reinvestment plan at its suspension and remain enrolled at reinstatement will automatically resume participation in the dividend reinvestment plan.
(b)Preferred shares
AQN is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board.
Schedule of Shares Issued and Outstanding
The Company has the following Cumulative Rate Reset Preferred Shares, Series A (the “Series A Shares”) and Cumulative Rate Reset Preferred Shares, Series D (the “Series D Shares”) issued and outstanding as of December 31, 2023 and 2022:

	Number of shares	Price per share	Carrying amount C$		Carrying amount $
Series A Shares	4,800,000	C$25.00	C$	116,546	$100,463
Series D Shares	4,000,000	C$25.00	C$	97,259	$83,836
					$184,299

Schedule of Share-based Compensation Expense
For the year ended December 31, 2023, AQN recorded $11,293 (2022 - $10,920) in total share-based compensation expense as follows:

	2023	2022
Share options	$1,325	$980
Director deferred share units	949	960
Employee share purchase	897	562
Performance and restricted share units	8,122	8,418
Total share-based compensation	$11,293	$10,920

Schedule of Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2023	2022
Risk-free interest rate	3.4%	1.9%
Expected volatility	27%	23%
Expected dividend yield	8.6%	4.3%
Expected life	5.50 years	5.50 years
Weighted average grant date fair value per option	$1.04	$2.44

Schedule of Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2022	2,040,528	C$	15.45	6.11	C$	3,145
Granted	646,090	19.11		7.22	—
Exercised	(40,074)	13.92		5.95	103
Forfeited	(19,764)	19.11		—	—
Balance, December 31, 2022	2,626,780	C$	16.02	5.63	C$	—
Granted	1,368,744	10.76		7.24	—
Exercised	—	—		—	—
Forfeited	(1,327,799)	16.55		—	—
Balance, December 31, 2023	2,667,725	C$	14.71	5.18	C$	—
Exercisable, December 31, 2023	2,621,420	C$	17.11	4.50	C$	—

Schedule of Performance Stock Units
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2022	2,443,672	C$	18.07	1.72	C$	44,646
Granted, including dividends	1,090,457	17.99		2.00	17,524
Exercised	(1,221,620)	12.62		—	23,636
Forfeited	(202,799)	18.94		—	418
Balance, December 31, 2022	2,109,710	C$	18.38	1.76	C$	18,608
Granted, including dividends	2,841,967	10.98		2.02	25,329
Exercised	(922,883)	18.73		—	10,125
Forfeited	(451,047)	15.07		—	3,771
Balance, December 31, 2023	3,577,747	C$	18.38	1.76	C$	29,910
Exercisable, December 31, 2023	597,363	C$	19.98	0.22	C$	4,994